UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Operating revenues
Direct financing lease interest income - related parties	$ 12,208	$ 19,504	$ 34,193
Finance lease service revenues - related parties	22,932	20,001	46,460
Profit sharing revenues - related parties	38,937	21,009	59,607
Profit sharing revenues - other	74	0	0
Time charter revenues - related parties	28,755	5,181	30,319
Time charter revenues - other	80,956	64,504	130,459
Bareboat charter revenues - related parties	6,188	6,198	12,596
Bareboat charter revenues - other	19,287	28,399	55,419
Voyage charter revenues - other	9,022	14,692	35,783
Other operating income	3,215	2,626	1,904
Total operating revenues	221,574	182,114	406,740
Gain/(loss) on sale of assets and termination of charters, net	14	(114)	7,364
Operating expenses
Vessel operating expenses - related parties	34,224	21,223	56,939
Vessel operating expenses - other	34,590	32,248	63,892
Depreciation	46,304	36,301	78,080
Vessel impairment charge	0	29,161	42,410
Administrative expenses - related parties	730	542	1,032
Administrative expenses - other	4,058	3,605	5,705
Total operating expenses	119,906	123,080	248,058
Net operating income	101,682	58,920	166,046
Non-operating income / (expense)
Interest income - related parties, long term loans to associated companies	9,338	9,338	18,672
Interest income – related parties, other	383	6,347	13,395
Interest income - other	666	4,620	7,075
Interest expense - other	(35,274)	(35,687)	(70,583)
(Loss)/gain on repurchase of bonds	(38)	438	1,007
Gain on redemption of loan notes from related parties	0	0	28,904
Gain on sale of loan notes and share warrants - other	0	44,552	44,552
Available for sale securities impairment charge	0	0	(20,552)
Dividend Income - related parties	8,250	0	0
Other financial items, net	(13,718)	(4,573)	(21,289)
Net income before equity in earnings of associated companies	71,289	83,955	167,227
Equity in earnings of associated companies	14,322	17,098	33,605
Net income	$ 85,611	$ 101,053	$ 200,832
Per share information:
Basic earnings per share	$ 0.92	$ 1.08	$ 2.15
Diluted earnings per share	$ 0.78	$ 0.94	$ 1.88